As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.83%
	Auto Parts - 2.06%
14,400	Johnson Controls, Inc.	$439,200

	Biotechnology - 3.14%
24,400	Alnylam Pharmaceuticals, Inc.*	299,632
10,400	Gilead Sciences, Inc.*	370,344
		669,976

	Communication Equipment - 3.62%
17,100	QUALCOMM, Inc.	771,552

	Conglomerates - 5.27%
8,300	Clorox Co.	554,108
34,960	General Electric Co.	568,100
		1,122,208

	Credit Services - 1.97%
10,600	Capital One Financial Corp.	419,230

	Discount, Variety Stores - 3.17%
12,630	Wal-Mart Stores, Inc.	675,958

	Diversified Computer Systems - 2.30%
3,660	International Business Machines Corp.	490,952

	Diversified Utilities - 1.85%
9,280	Exelon Corp.	395,142

	Drug Manufacturers - 6.63%
9,520	Abbott Laboratories	497,325
8,100	Johnson & Johnson	501,876
7,160	Novartis AG - ADR	412,917
		1,412,118

	Drugs Wholesale - 1.91%
6,600	McKesson Corp.	407,748

	Electric Utilities - 1.65%
28,200	Calpine Corp.*	351,090

	Food - Diversified - 2.00%
13,800	Kraft Foods, Inc. - Class A	425,868

	Home Improvement Stores - 2.70%
18,200	Home Depot, Inc.	576,576

	Independent Oil & Gas - 2.02%
11,300	Range Resources Corp.	430,869

	Internet Information Provider - 3.35%
1,360	Google, Inc. - Class A*	715,074

	Major Integrated Oil & Gas - 5.91%
6,600	Exxon Mobil Corp.	407,814
16,500	Total SA - ADR	851,400
		1,259,214

	Medical Instruments and Supplies - 4.12%
8,800	Baxter International, Inc.	419,848
9,550	Thermo Fisher Scientific, Inc.*	457,254
		877,102

	Money Center Banks - 1.77%
96,900	Citigroup, Inc.*	377,910

	Networking & Communication Devices - 2.00%
19,460	Cisco Systems, Inc.*	426,174

	Oil & Gas Pipeline - 2.49%
23,500	Spectra Energy Corp.	529,925

	Personal Computers - 3.13%
2,350	Apple, Inc.*	666,813

	Personal Products - 2.81%
10,000	Procter & Gamble Co.	599,700

	Processed & Packaged Goods - 1.90%
6,100	PepsiCo, Inc.	405,284

	Regional Banks - 1.88%
10,630	State Street Corp.	400,326

	Restaurants - 2.27%
10,510	Yum! Brands, Inc.	484,091

	Semiconductor - Broad Line - 2.12%
23,500	Intel Corp.	451,905

	Semiconductor - Equipment & Materials - 2.64%
48,100	Applied Materials, Inc.	561,808

	Semiconductor - Integrated Circuits - 4.08%
9,800	Broadcom Corp. - Class A	346,822
29,800	Marvell Technology Group Ltd.*#	521,798
		868,620

	Telecommunication Services/Domestic - 8.07%
24,860	AT&T, Inc.	710,996
40,680	Vodafone Group Plc - ADR	1,009,271
		1,720,267

	Total Common Stocks (Cost $18,059,307)	18,932,700

	SHORT-TERM INVESTMENTS - 8.27%
1,761,694	Fidelity Institutional Money Market Government Portfolio, Class I, 0.06%† (Cost $1,761,694)	1,761,694
	Total Investments in Securities (Cost $19,821,001) - 97.10%	20,694,394
	Other Assets in Excess of Liabilities - 2.90%	617,784
	Net Assets - 100.00%	$21,312,178

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day yield as of September 30, 2010.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows**:

Cost of investments	$19,821,001

Gross unrealized appreciation	$1,493,008
Gross unrealized depreciation	(619,615)
Net unrealized appreciation	$873,393

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Basic Materials	$2,220,008	$—	$—	$2,220,008
Conglomerates	568,100	—	—	568,100
Consumer Goods	2,424,160	—	—	2,424,160
Financial	1,197,466	—	—	1,197,466
Healthcare	2,959,196	—	—	2,959,196
Services	2,144,373	—	—	2,144,373
Technology	6,673,165			6,673,165
Utilities	746,232	—	—	746,232
Total Equity	18,932,700	—	—	18,932,700
Short-Term Investments	1,761,694	—	—	1,761,694
Total Investments in Securities	$20,694,394	$—	$—	$20,694,394

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/17/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/17/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/17/2010

* Print the name and title of each signing officer under his or her signature.